Inventories - Schedule of Inventories (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Goods and finished products	S/ 13,214	S/ 18,234
Work in progress	205,321	221,837
Raw materials	209,023	254,141
Packages and packing	4,236	3,441
Fuel	3,894	3,552
Spare parts and supplies	264,450	259,601
Inventory in transit	7,005	13,191
Inventories	S/ 707,143	S/ 773,997